Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Embraer SA	17,294,287	$83,723,365

Banks — 6.2%
Banco Bradesco SA	19,405,148	161,858,294
Banco do Brasil SA	19,804,587	262,330,839
Banco Santander Brasil SA	10,259,475	119,777,746

		543,966,879

Beverages — 4.4%
Ambev SA	85,316,655	382,512,593

Capital Markets — 5.0%
B3 SA - Brasil, Bolsa, Balcao	44,503,777	415,773,330
Banco BTG Pactual SA	2,148,100	25,643,959

		441,417,289

Containers & Packaging — 0.8%
Klabin SA	18,647,900	74,079,002

Diversified Consumer Services — 1.1%
Kroton Educacional SA	35,966,119	95,005,536

Electric Utilities — 2.0%
Centrais Eletricas Brasileiras SA	6,418,800	56,425,227
Energisa SA	2,005,000	23,054,632
Equatorial Energia SA	4,379,000	96,375,140

		175,854,999

Electrical Equipment — 1.2%
WEG SA	21,244,381	103,388,887

Food & Staples Retailing — 2.0%
Atacadao SA	11,272,500	66,666,252
Raia Drogasil SA	5,865,000	104,012,952

		170,679,204

Food Products — 3.2%
BRF SA(a)	14,061,150	99,502,824
JBS SA	25,808,107	144,125,593
M. Dias Branco SA	3,439,300	33,994,103

		277,622,520

Health Care Providers & Services — 0.3%
Notre Dame Intermedica Participacoes SA	2,328,200	24,385,908

Independent Power and Renewable Electricity Producers — 0.8%
Engie Brasil Energia SA	5,705,043	67,509,093

Insurance — 3.7%
BB Seguridade Participacoes SA	16,675,495	127,119,551
IRB Brasil Resseguros S/A	3,606,700	93,871,499
Porto Seguro SA	3,162,820	42,823,794
Sul America SA	6,542,949	58,352,328

		322,167,172

Internet & Direct Marketing Retail — 0.5%
B2W Cia. Digital(a)	5,405,800	43,363,509

IT Services — 0.6%
Cielo SA	33,021,996	56,521,401

Metals & Mining — 10.2%
Cia. Siderurgica Nacional SA	17,106,169	72,280,818
Vale SA	65,627,832	821,521,502

		893,802,320

Security	Shares	Value

Multiline Retail — 3.5%
Lojas Renner SA	18,644,609	$209,766,140
Magazine Luiza SA	1,977,800	99,031,474

		308,797,614

Oil, Gas & Consumable Fuels — 6.6%
Cosan SA	4,752,950	57,238,418
Petroleo Brasileiro SA	58,022,269	418,446,928
Ultrapar Participacoes SA	18,382,410	97,115,327

		572,800,673

Paper & Forest Products — 1.3%
Suzano SA	13,362,430	109,510,207

Personal Products — 0.9%
Natura Cosmeticos SA	5,235,565	80,224,093

Pharmaceuticals — 0.8%
Hypera SA	9,402,000	72,585,438

Real Estate Management & Development — 1.4%
BR Malls Participacoes SA	21,611,938	70,725,763
Multiplan Empreendimentos Imobiliarios SA	8,506,538	53,980,790

		124,706,553

Road & Rail — 3.1%
Localiza Rent a Car SA	14,098,531	137,009,023
Rumo SA(a)	26,979,890	133,438,246

		270,447,269

Specialty Retail — 0.3%
Petrobras Distribuidora SA	4,200,900	27,420,038

Transportation Infrastructure — 1.2%
CCR SA	30,865,065	105,422,522

Water Utilities — 1.1%
Cia. de Saneamento Basico do Estado de Sao Paulo	8,776,100	99,118,992

Wireless Telecommunication Services — 0.7%
TIM Participacoes SA	23,311,825	65,509,420

Total Common Stocks — 63.9% (Cost: $4,115,580,081)		5,592,542,496

Preferred Stocks

Banks — 22.1%
Banco Bradesco SA, Preference Shares, NVS	82,923,047	783,811,755
Itau Unibanco Holding SA, Preference Shares, NVS	101,105,747	904,021,343
Itausa-Investimentos Itau SA, Preference Shares, NVS	78,721,527	249,172,215

		1,937,005,313

Chemicals — 0.6%
Braskem SA, Class A, Preference Shares, NVS	4,965,456	54,266,863

Diversified Telecommunication Services — 1.5%
Telefonica Brasil SA, Preference Shares, NVS	10,960,364	134,540,540

Electric Utilities — 1.8%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	6,753,346	61,539,917
Cia. Energetica de Minas Gerais, Preference Shares, NVS	24,256,870	91,465,206

		153,005,123

Food & Staples Retailing — 1.1%
Cia. Brasileira de Distribuicao, Preference Shares, NVS	4,121,064	91,814,324

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Brazil ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 1.1%
Gerdau SA, Preference Shares, NVS	26,445,726	$93,705,860

Multiline Retail — 0.9%
Lojas Americanas SA, Preference Shares, NVS	19,670,817	81,107,446

Oil, Gas & Consumable Fuels — 6.3%
Petroleo Brasileiro SA, Preference Shares, NVS	84,132,883	549,150,613

Total Preferred Stocks — 35.4% (Cost: $2,042,626,501)		3,094,596,082

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(b)(c)	7,236,785	7,236,785

Total Short-Term Investments — 0.1% (Cost: $7,236,785)		7,236,785

Total Investments in Securities — 99.4% (Cost: $6,165,443,367)		8,694,375,363

Other Assets, Less Liabilities — 0.6%		51,663,306

Net Assets — 100.0%		$8,746,038,669

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	3,435,968	3,800,817	7,236,785	$7,236,785	$130,496	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets E-Mini	1,049	06/21/19	$52,460	$(2,692,727)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Brazil ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,592,542,496	$—	$—	$5,592,542,496
Preferred Stocks	3,094,596,082	—	—	3,094,596,082
Money Market Funds	7,236,785	—	—	7,236,785

	$8,694,375,363	$—	$—	$8,694,375,363

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,692,727)	$—	$—	$(2,692,727)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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